Estimated Amortization Expenses for Other Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Finite-Lived Intangible Assets [Line Items]
2018	$ 1,897
2019	1,843
2020	1,764
2021	1,733
2022	1,498
2023 and thereafter	1,212
Other intangible assets, Net	$ 9,947	$ 11,675